SHARE-BASED COMPENSATION - Stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Options
Options outstanding at beginning	567
Options outstanding at end	567	567
Options exercisable	567
Weighted Average Exercise Price
Options outstanding at beginning (in dollars per share)	$ 0.59
Options outstanding at end (in dollars per share)	0.59	$ 0.59
Options exercisable (in dollars per share)	$ 0.59
Weighted Average Remaining Contract Life
Options outstanding	29 days	29 days
Options exercisable	29 days
Weighted Average Grant Date Fair Value
Options outstanding at beginning (in dollars per share)	$ 0.55	$ 0.55
Options outstanding at end (in dollars per share)	0.55	$ 0.55
Options exercisable (in dollars per share)	$ 0.55
Aggregate Intrinsic Value
Options outstanding	$ 3	$ 3
Options exercisable	$ 3